Earning (loss) Per Common Share (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of basic loss attributable to common shareholders
Net loss	$ (3,437,508)	$ (2,109,325)	$ (9,417,958)	$ (9,219,220)
Less preferred dividends				(1,028,351)
Net loss attributable to common stockholders	$ (3,437,508)	$ (2,109,325)	$ (9,417,958)	$ (10,247,571)